Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Abstract]
Equity Funds	CAD 89	CAD 73
Bond Funds	29	25
Non-Invested Assets	11	13
Real Estate Funds	9	9
Cash and Cash Equivalents	3	5
Total fair value	CAD 141	CAD 125